Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss - Combined Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss (Detail) - EUR (€)
€ in Millions
		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Combined Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Line Items]
Net interest income		€ 15,673	€ 15,161	€ 16,122
Deutsche Bank AG
Combined Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Line Items]
Net interest income		15,673	15,161	16,122
Trading income (expense)	[1]	4,751	5,563	5,506
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss		160	(65)	217
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss		(334)	158	(148)
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss		4,577	5,655	5,575
Net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	[2]	20,250	20,816	21,697
Corporate Bank		4,669	4,946	5,193
Corporate Treasury Services		2,788	2,846	3,060
Institutional Client Services		876	996	940
Business Banking		1,005	1,103	1,193
Investment Bank		9,308	8,368	7,976
Fixed Income & Currency		9,549	8,535	8,171
Remaining Products		(242)	(166)	(196)
Private Bank		6,470	5,998	6,377
Personal Banking		4,212	3,867	4,090
Wealth Management		2,258	2,132	2,287
Asset Management		180	269	(11)
Corporate & Other		(376)	1,235	2,162
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	[2]	€ 20,250	€ 20,816	€ 21,697

[1]	Trading income (loss) includes gains and losses from derivatives not qualifying for hedge accounting
[2]	Prior year’s comparatives aligned to presentation in the current year